Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 2,750	$ 2,262
Work in process	4,743	4,701
Raw materials and supplies	790	546
Inventories	8,283	7,508
Noncurrent inventories not included above	$ 714	$ 618